                                                           -----------------
                                                            Farm Bureau
                                                              Financial Services

                                            FBL Variable Insurance
                                            Series Fund

                                          [LOGO]

                                            ANNUAL REPORT
                                            DECEMBER 31, 1995
                                            INVESTMENT MANAGER AND
                                            PRINCIPAL UNDERWRITER
                                            FBL INVESTMENT ADVISORY
                                            SERVICES, INC.
                                            5400 UNIVERSITY AVENUE
                                            WEST DES MOINES, IA 50266
                                            1-800-247-4170 (OUTSIDE IOWA)
                                            1-800-422-3175 (IN IOWA)
                                                 225-5586 (DES MOINES)

   FARM BUREAU LIFE INSURANCE COMPANY
   FARM BUREAU MUTUAL FUNDS               This  report is not  to be distributed
   5400 UNIVERSITY AVENUE                 unless  preceded  or  accompanied   by
   WEST DES MOINES, IOWA 50266          [LOGO] a prospectus.

   737-525 (95)

PRESIDENT'S LETTER

Dear Shareholder,

    Setting aside all the noise that has been generated by the "budget battle," markets have acquitted themselves admirably. The equity market, as measured by the S&P 500 continues to set new highs, delivering to investors 37% returns during 1995. As stocks saw nothing but blue skies, bonds also delivered very nice double-digit returns the past year. In the case of bonds, however, it is an economy performing below its potential that is the driving force. One of these markets is not telling the truth.

    It is a truism that at the end of every bull market move, the words "it's different this time" are heard to justify the lofty valuations prevailing at the moment. Nobody wants to give up a very good thing, and human emotions get involved in wishing that trees really could grow to the sky. Thus, rationalizations are invented and new era talk becomes common place.

    Measures citing overvaluation abound: historically low dividend yields, proliferation of mutual funds, historically high price-to-book value ratios, etc. For each of these factors, the bulls offer reasonable rationalizations: historically low payout ratios, individual ownership of equities still below the 1960s peak, massive write-downs of corporate assets distorting book value, etc. It is possible that this market has some life left in it. Nonetheless, all markets do reach logical end-points and periods of over-performance are punctuated by periods of under-performance.

    It has been said that it is currently a greater sin to be out of a rising market than to be fully invested in a falling one. This proposition is the classic problem of an unrestrained bull market. Just when does a market cross over the line of performing on sound underlying fundamentals to unrestrained greed? No definitive answer has been provided. What can be said with assurance is that the cross-over point will come, the air will go out of the values now prevailing, and the greater sin will become, why didn't I sell when I had the chance?

    This is not an argument to be out of the market, or to persuade that timing market movements is a profitable enterprise. It is an argument to be very sure that the stocks (or mutual funds) that make up your investment program really do represent good value. Make up your own mind and be wary of what the herd thinks or does. Be aware that some returns currently available come with very high risk factors. Do not be persuaded that human nature has been reformed. In other words, it is not different this time.

    For the actively managed FBL Variable Insurance Series Fund Portfolios (those other than the passive Blue Chip Portfolio) we constantly assess the securities held to ensure that valuations are reasonable. In so doing, we seek to produce attractive risk-adjusted performance and create lasting value for our shareholders. Below are activity and strategy summaries for the various portfolios of FBL Variable Insurance Series Fund.

    GROWTH COMMON STOCK: With the backdrop of a very favorable economic environment, investments in the U.S. equity market provided outstanding returns in 1995. Inflation was essentially unchanged in the fifth year of economic recovery, and productivity improved contrary to many economists' expectations. Also, corporate profits exceeded most estimates despite slower-than-expected economic growth and corporate after-tax profit margins reached a 25-year high of about 6%. All this coincided with a near 200-basis point drop in long-term interest rates. The stock market benefitted from a price-to-earnings (PE) expansion and an earnings explosion thanks to an increase in profit margins, recording a 1995 total return of approximately 37% in terms of the S&P 500.

    Risk in the market increased substantially and investor expectations were high. The Growth Common Stock Portfolio continued to look for companies and industries that were undervalued with the opportunity to appreciate favorably. The Portfolio utilized convertible securities to reduce risk and provide attractive income. In some cases, convertible positions were cut back and the focus was shifted to the underlying common stock where improving fundamentals were quite evident, aiding the Portfolio's performance. This was particularly true in the oil and gas drilling equities.

    Also, the Growth Common Stock Portfolio was able to benefit from merger activity as two of its holdings were bought out at premiums to the market price. In the case of American City Business Journals, the Portfolio doubled its money. By continuing to focus on undervalued securities, we expect further merger activity will add to the Portfolio's growth. We plan to maintain the Portfolio's good representation in the undervalued energy and banking sectors as the long-term picture for these industries looks attractive.

    HIGH GRADE BOND: U.S. Treasury yields decreased dramatically during 1995. For example, the 2-year, 10-year and 30-year Treasury issues yielded 7.69%, 7.83% and 7.88%, respectively, at January 2, 1995, but at December 29, 1995, were 5.15%, 5.57% and 5.95%. In addition, corporate spreads remain near historically low levels, suggesting that investors are not being well compensated for taking on the credit and market risk inherent in corporate bonds.

    This Portfolio continues to hold a significant portion of its assets in high-coupon, callable bonds that offer attractive incremental yields relative to similar non-callable issues. Due to their call features, these types of corporate issues tend to go up in price less than non-callable issues when interest rates drop; and conversely, due to their incremental yield, tend to go down less than non-callable issues when interest rates rise. Because of this, Portfolio returns will tend to lag other, more aggressive funds in both up and down markets.

    HIGH YIELD  BOND:    During  1995,  the  high  yield  bond  market  slightly
underperformed the high grade corporate bond market. The reasons for this underperformance were the naturally shorter duration of high yield bonds and a general increase in their yield spreads as investors became more concerned about a rise in actual default rates and the potential for an economic slowdown.

    During this period, the yield and spread over the comparable Treasury issue on the DLJ 100 High Yield Active Issues Index went from a 12.30% yield and a 445 basis-point spread to a 10.81% yield and a spread of 534 basis-points. In general, we view these spread levels as reasonable, and therefore, no major changes in the Portfolio are contemplated at this time.

    MANAGED: The Managed Portfolio continues to seek out high income with modest growth potential. This Portfolio uses a value philosophy, but concentrates on securities that produce an income stream twice that of the S&P
500. Currently, the S&P 500 is yielding a minuscule 2.3%. We achieve higher income by investing in a mixture of high dividend-paying stocks, preferreds, convertibles (debentures and preferreds) and corporate bonds. In the past year, much of the return was attributed to the high yielding financial and energy holdings. In 1996, the Portfolio will continue to seek out securities which provide income in the range of 4% - 9%, and reduce its holdings of income-only preferreds in favor of convertibles and common stock where a potential for greater growth exists.

    MONEY MARKET: During 1995, we watched the Fed funds rate seesaw from 5.50% to 6.00% and back again. Once the U.S. economy appeared to be slowing down after the increase in interest rates in

January, 1995, the Federal Reserve Board reacted by lowering the Fed funds rate 25 basis points in July and again in January, 1996. Money market investors are certainly feeling the pain of lower interest rates and hopefully, this recent fine tuning will yield the desired results of the Fed.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past year has reflected that of the large capitalization market sector which it represents. The Blue Chip Portfolio will, at all times, remain substantially invested in common stocks of large companies. This Portfolio is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 14, 1996

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

GROWTH COMMON STOCK PORTFOLIO

              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
                IN THE GROWTH COMMON STOCK PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              GROWTH COMMON STOCK PORTFOLIO      S&P 500 STOCK COMPOSITE INDEX
11/01/87                                10000                              10000
12/31/87                                 9768                               9859
12/31/88                                11102                              11516
12/31/89                                12337                              15142
12/31/90                                12911                              14662
12/31/91                                14787                              19141
12/31/92                                16333                              20608
12/31/93                                20775                              22687
12/31/94                                19855                              22982
12/31/95                                24992                              31609

    For the twelve-month period ended December 31, 1995, the total return for the Growth Common Stock Portfolio was 25.87% compared to the 37.54% total return produced by the S&P 500 Stock Composite Index. The previous market rally to surpass such a strong year occurred in 1958 in which the S&P rose a dramatic 43.40%. The 1995 rally was fairly broad-based, the weakest markets were reported by the Value Line Index (representative of the average stock) which gained 19.30% for the year. While we are pleased with the absolute performance of the Growth Common Stock Portfolio, we are disappointed about the relative performance as compared to the S&P 500. We presume this difference is largely due to the stellar year of the technology sector, which is unsustainably high and could be vulnerable to substantial setbacks. The Growth Common Stock Portfolio achieved its returns in the energy, banking, utilities and gold mining industries. We remain committed to the undervalued sectors of the market, the same industries that aided our performance in 1995. Long-term, we believe returns from these industries will be attractive, at a reduced risk level. Cash is likely to accumulate as we take profits and await further investment opportunities.

HIGH GRADE BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH GRADE BOND
           PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND AGGREGATE INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             HIGH GRADE BOND PORTFOLIO    LEHMAN BROTHERS
11/01/87                          10000               10000
12/31/87                          10251               10217
12/31/88                          10976               11022
12/31/89                          12375               12623
12/31/90                          13471               13753
12/31/91                          15682               15953
12/31/92                          16999               17136
12/31/93                          18485               18807
12/31/94                          18438               18258
12/31/95                          21066               21630

    During the twelve-month period ended December 31, 1995, the High Grade Bond Portfolio underperformed the Lehman Brothers Mutual Fund Aggregate Index, as reflected by the 14.26% total return produced by the Portfolio versus the 18.47% return produced by the Lehman Brothers Aggregate Index. The Portfolio continued to pursue an investment strategy of holding a large position in high-coupon, callable bonds. These bonds generally offer additional yield for taking on call risk and allow for a more stable return to the Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

HIGH YIELD BOND PORTFOLIO

   COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE HIGH YIELD BOND
      PORTFOLIO AND LEHMAN BROTHERS MUTUAL FUND CORPORATE/HIGH YIELD INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            HIGH YIELD BOND PORTFOLIO    LEHMAN BROTHERS
11/01/87                         10000               10000
12/31/87                         10545               10322
12/31/88                         11803               11308
12/31/89                         12757               12724
12/31/90                         12842               13423
12/31/91                         16372               16195
12/31/92                         18565               17708
12/31/93                         21533               19981
12/31/94                         21316               19292
12/31/95                         24544               23484

    For the twelve-month period ended December 31, 1995, the 15.15% total return produced by the High Yield Bond Portfolio was less than the 21.73% return produced by the Lehman Brothers Mutual Fund Corporate/High Yield Index. The Portfolio maintains a larger percentage of its investments in high yield bonds than the Lehman Brothers Corporate/High Yield Index and during the year, the high yield bond market tended to underperform the high grade corporate bond market. In addition, the Portfolio continued to hold a substantial portion of its assets in high-coupon, premium-priced callable bonds. These bonds generally offer additional yield for taking on call risk and allow for a more stable return to the Portfolio. Because these securities have a call feature, they tend to underperform similar non-callable issues when interest rates go down, and conversely, outperform similar non-callable issues when interest rates rise.

MANAGED PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       THE MANAGED PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             MANAGED PORTFOLIO     S&P 500 STOCK COMPOSITE INDEX
11/01/87                  10000                              10000
12/31/87                   9992                               9859
12/31/88                  10785                              11516
12/31/89                  11740                              15142
12/31/90                  12696                              14662
12/31/91                  14308                              19141
12/31/92                  16556                              20608
12/31/93                  20316                              22687
12/31/94                  19309                              22982
12/31/95                  24270                              31609

    The Managed Portfolio is an asset allocation portfolio and will not likely mirror any particular index (equity or fixed-income) over time. During the twelve-month period ended December 31, 1995, the Portfolio produced a total return of 25.69% compared to the 37.54% total return produced by the S&P 500 Stock Composite Index. The Managed Portfolio has emphasized securities producing current income, and during the year, maintained a majority of its assets in convertible bonds and convertible preferred stocks. The majority of the Portfolio is represented by high-income common stocks and convertibles of the following industry groups: banking, energy and utilities. The Managed Portfolio will continue to seek out high income, concentrating on convertible issues of smaller banking situations. We believe this is a fertile investment area where we are paid to wait for the profitable experience created by ongoing mergers and consolidations in the banking industry. This is a lower risk strategy that takes advantage of a distinct long-term financial trend.

BLUE CHIP PORTFOLIO

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                      THE BLUE CHIP PORTFOLIO AND S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            BLUE CHIP PORTFOLIO     S&P 500 STOCK COMPOSITE INDEX
11/01/90                   10000                              10000
12/31/90                   10902                              10936
12/31/91                   13976                              14276
12/31/92                   15427                              15371
12/31/93                   17643                              16922
12/31/94                   18110                              17142
12/31/95                   24052                              23577

    The Blue Chip Portfolio is designed to represent the large capitalization sector of the domestic equity market and remains substantially invested in approximately 40 such common stock issues at all times. Accordingly, the performance of this Portfolio will roughly parallel that of the Dow Jones Industrial Average and S&P 500 Stock Composite Index. As is apparent from the line graph, the performance of the Blue Chip Portfolio, adjusted for expenses, was similar to that of the S&P 500 for the twelve-month period ended December 31, 1995.

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

                                                                                 GROWTH           HIGH
                                                                              COMMON STOCK     GRADE BOND
                                                                                PORTFOLIO       PORTFOLIO
                                                                             ---------------  -------------
ASSETS
Investments in securities, at value (cost -- $14,845,260; $3,000,641;         $  16,079,757   $   3,156,229
  $4,833,875; $13,520,382; $3,091,161; and $4,779,340, respectively) (NOTE
  5).......................................................................
Cash.......................................................................          21,902           4,302
Receivables:
  Accrued dividends and interest...........................................          69,459          53,244
  Investment securities sold...............................................         183,477
Prepaid expense............................................................             618             342
                                                                             ---------------  -------------
Total Assets...............................................................   $  16,355,213   $   3,214,117
                                                                             ---------------  -------------
                                                                             ---------------  -------------
LIABILITIES AND NET ASSETS
Liabilities:
  Investment securities purchased..........................................   $      53,138
  Accrued expenses.........................................................           6,844   $       5,721
                                                                             ---------------  -------------
Total Liabilities..........................................................          59,982           5,721
Net assets applicable to shares of beneficial interest (NOTE 4)............      16,295,231       3,208,396
                                                                             ---------------  -------------
Total Liabilities and Net Assets...........................................   $  16,355,213   $   3,214,117
                                                                             ---------------  -------------
                                                                             ---------------  -------------
Shares issued and outstanding as of December 31, 1995......................       1,323,819         321,363
NET ASSET VALUE PER SHARE..................................................   $       12.31   $        9.98
                                                                             ---------------  -------------
                                                                             ---------------  -------------

SEE ACCOMPANYING NOTES.

    HIGH
 YIELD BOND       MANAGED       MONEY MARKET     BLUE CHIP
  PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-------------  --------------  --------------  -------------

$   4,807,554  $   14,422,324   $  3,091,161   $   6,609,304
       10,430                         68,979          51,510
       97,818          87,552          4,033          10,609
          412             547            341             412
-------------  --------------  --------------  -------------
$   4,916,214  $   14,510,423   $  3,164,514   $   6,671,835
-------------  --------------  --------------  -------------
-------------  --------------  --------------  -------------
$     100,415
        5,706  $       23,106   $      5,941   $       7,031
-------------  --------------  --------------  -------------
      106,121          23,106          5,941           7,031
    4,810,093      14,487,317      3,158,573       6,664,804
-------------  --------------  --------------  -------------
$   4,916,214  $   14,510,423   $  3,164,514   $   6,671,835
-------------  --------------  --------------  -------------
-------------  --------------  --------------  -------------
      496,603       1,237,511      3,158,573         321,986
$        9.69  $        11.71  $        1.00   $       20.70
-------------  --------------  --------------  -------------
-------------  --------------  --------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

                                                                            GROWTH           HIGH
                                                                         COMMON STOCK     GRADE BOND
                                                                           PORTFOLIO      PORTFOLIO
                                                                        ---------------  ------------
INVESTMENT INCOME
Dividends.............................................................   $     425,724
Interest..............................................................         275,272    $  236,768
                                                                        ---------------  ------------
Total Investment Income...............................................         700,996       236,768
EXPENSES
Paid to FBL Investment Advisory Services, Inc. (NOTE 3):
  Investment advisory and management fees.............................          65,647         8,481
  Accounting fees.....................................................           6,565         1,413
Custodial fees........................................................           7,393         4,342
Legal fees............................................................           2,894           610
Audit fees............................................................           5,100         5,100
Reports to shareholders...............................................           2,867         2,867
Trustees' fees and expenses...........................................           2,262           495
Insurance and bonds...................................................           1,683           463
Miscellaneous.........................................................             251            31
                                                                        ---------------  ------------
Total Expenses........................................................          94,662        23,802
Expense reimbursement (NOTE 3)........................................         (22,306)       (8,255)
                                                                        ---------------  ------------
Net Expenses..........................................................          72,356        15,547
                                                                        ---------------  ------------
Net Investment Income.................................................         628,640       221,221
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions.................         858,654        (1,090)
Change in unrealized appreciation/depreciation of investments.........       1,599,431       150,916
                                                                        ---------------  ------------
Net Gain on Investments...............................................       2,458,085       149,826
                                                                        ---------------  ------------
Net Increase in Net Assets Resulting from Operations..................   $   3,086,725    $  371,047
                                                                        ---------------  ------------
                                                                        ---------------  ------------

SEE ACCOMPANYING NOTES.

   HIGH
YIELD BOND      MANAGED      MONEY MARKET     BLUE CHIP
 PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
-----------  -------------  --------------  -------------
             $     453,506                  $      99,681
 $ 439,229         303,889   $    158,411          25,388
-----------  -------------  --------------  -------------
   439,229         757,395        158,411         125,069
    23,073          65,457          8,050           9,533
     2,307           5,951          1,342           2,383
     4,593           5,524          5,632           6,043
       972           2,833            617           1,125
     5,100           5,100          5,100           4,800
     2,867           2,867          2,867           2,867
       822           2,049            478             774
       724           1,558            459             597
        53             126             30              46
-----------  -------------  --------------  -------------
    40,511          91,465         24,575          28,168
   (15,105)        (26,008)        (9,816)         (1,952)
-----------  -------------  --------------  -------------
    25,406          65,457         14,759          26,216
-----------  -------------  --------------  -------------
   413,823         691,938        143,652          98,853
    66,905         543,441                             (9)

   167,210       1,503,900                      1,221,621
-----------  -------------  --------------  -------------
   234,115       2,047,341                      1,221,612
-----------  -------------  --------------  -------------
 $ 647,938   $   2,739,279   $    143,652   $   1,320,465
-----------  -------------  --------------  -------------
-----------  -------------  --------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         GROWTH
                                                                                      COMMON STOCK
                                                                                       PORTFOLIO
                                                                             ------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                                  1995            1994
                                                                             --------------  --------------
OPERATIONS
Net investment income......................................................  $      628,640  $      347,743
Net realized gain (loss) from investment transactions......................         858,654          94,588
Change in unrealized appreciation/depreciation of investments..............       1,599,431        (740,889)
                                                                             --------------  --------------
Net Increase (Decrease) in Net Assets Resulting from Operations............       3,086,725        (298,558)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6)
Net investment income......................................................        (629,398)       (344,259)
Net realized gain from investment transactions.............................        (331,104)       (109,783)
Distributions in excess of net realized gain from investment
  transactions.............................................................                        (144,035)
                                                                             --------------  --------------
                                                                                   (960,502)       (598,077)
CAPITAL SHARE TRANSACTIONS (NOTE 4)........................................       3,565,672       6,769,691
                                                                             --------------  --------------
Total Increase (Decrease) in Net Assets....................................       5,691,895       5,873,056
NET ASSETS
Beginning of year..........................................................      10,603,336       4,730,280
                                                                             --------------  --------------
End of year (including undistributed net investment income as set forth
  below)...................................................................  $   16,295,231  $   10,603,336
                                                                             --------------  --------------
                                                                             --------------  --------------
Undistributed net investment income........................................  $        2,962  $        3,720
                                                                             --------------  --------------
                                                                             --------------  --------------

SEE ACCOMPANYING NOTES.

            HIGH                          HIGH
         GRADE BOND                    YIELD BOND
         PORTFOLIO                     PORTFOLIO
----------------------------  ----------------------------
  YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
    1995           1994           1995           1994
-------------  -------------  -------------  -------------
$     221,221  $     194,700  $     413,823  $     395,160
       (1,090)       (10,026)        66,905         46,030
      150,916       (192,944)       167,210       (482,152)
-------------  -------------  -------------  -------------
      371,047         (8,270)       647,938        (40,962)
     (221,221)      (194,700)      (413,823)      (395,160)
                                    (61,458)       (47,664)
-------------  -------------  -------------  -------------
     (221,221)      (194,700)      (475,281)      (442,824)
      606,696        305,534        465,130        120,492
-------------  -------------  -------------  -------------
      756,522        102,564        637,787       (363,294)
    2,451,874      2,349,310      4,172,306      4,535,600
-------------  -------------  -------------  -------------
$   3,208,396  $   2,451,874  $   4,810,093  $   4,172,306
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------
$           0  $           0  $           0  $           0
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                         MANAGED
                                                                                        PORTFOLIO
                                                                              ------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                                                   1995            1994
                                                                              --------------  --------------
OPERATIONS
Net investment income.......................................................  $      691,938  $      489,449
Net realized gain (loss) from investment transactions.......................         543,441         197,608
Change in unrealized appreciation/depreciation of investments...............       1,503,900      (1,051,125)
                                                                              --------------  --------------
Net Increase (Decrease) in Net Assets Resulting from Operations.............       2,739,279        (364,068)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  FROM (NOTE 6)
Net investment income.......................................................        (690,665)       (490,192)
Net realized gain from investment transactions..............................        (206,978)       (204,880)
Distributions in excess of net realized gain from investment transactions...                         (68,958)
                                                                              --------------  --------------
                                                                                    (897,643)       (764,030)
CAPITAL SHARE TRANSACTIONS (NOTE 4).........................................       2,887,288       5,935,082
                                                                              --------------  --------------
Total Increase (Decrease) in Net Assets.....................................       4,728,924       4,806,984
NET ASSETS
Beginning of year...........................................................       9,758,393       4,951,409
                                                                              --------------  --------------
End of year (including undistributed net investment income as
  set forth below)..........................................................  $   14,487,317  $    9,758,393
                                                                              --------------  --------------
                                                                              --------------  --------------
Undistributed net investment income.........................................  $        3,413  $        2,140
                                                                              --------------  --------------
                                                                              --------------  --------------

SEE ACCOMPANYING NOTES.

        MONEY MARKET                   BLUE CHIP
         PORTFOLIO                     PORTFOLIO
----------------------------  ----------------------------
  YEAR ENDED DECEMBER 31,       YEAR ENDED DECEMBER 31,
    1995           1994           1995           1994
-------------  -------------  -------------  -------------

$     143,652  $      98,125  $      98,853  $      53,678
                                         (9)           (10)
                                  1,221,621         20,752
-------------  -------------  -------------  -------------
      143,652         98,125      1,320,465         74,420
     (143,652)       (98,125)       (98,331)       (53,782)
-------------  -------------  -------------  -------------
     (143,652)       (98,125)       (98,331)       (53,782)

      500,759        358,160      2,180,879      1,587,198
-------------  -------------  -------------  -------------
      500,759        358,160      3,403,013      1,607,836

    2,657,814      2,299,654      3,261,791      1,653,955
-------------  -------------  -------------  -------------

$   3,158,573  $   2,657,814  $   6,664,804  $   3,261,791
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------
$           0  $           0  $         741  $         219
-------------  -------------  -------------  -------------
-------------  -------------  -------------  -------------

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
GROWTH COMMON STOCK PORTFOLIO
DECEMBER 31, 1995

                                                                SHARES
                                                                 HELD             VALUE
                                                                -------        -----------
COMMON STOCKS (57.93%)
  CHEMICALS AND ALLIED PRODUCTS (3.25%)
  Crompton & Knowles Corp. ...................................   40,000    $            530,000
  COMMUNICATIONS (0.78%)
  Lincoln Telecommunications Co. .............................    6,000                 126,750
  DEPOSITORY INSTITUTIONS (3.02%)
  CU Bancorp..................................................   48,000                 492,000
  ELECTRIC, GAS AND SANITARY SERVICES (8.61%)
  Citizens Utilities Co. .....................................   57,352                 724,069
  Montana Power Co. ..........................................   30,000                 678,750
                                                                                    -----------
                                                                                      1,402,819
  FURNITURE AND FIXTURES (4.27%)
  Ladd Furniture, Inc. .......................................   52,950                 694,969
  HOLDING AND OTHER INVESTMENT OFFICES (4.84%)
  General Growth Properties, Inc. ............................   38,000                 788,500
  INSURANCE CARRIERS (4.64%)
  EMC Insurance Group, Inc. ..................................   55,000                 756,250
  METAL MINING (1.06%)
  Echo Bay Mines, Ltd. .......................................   16,680                 173,055
  MISCELLANEOUS RETAIL (3.29%)
  Ferrellgas Partners, L.P. ..................................   23,200                 536,500
  NONDEPOSITORY INSTITUTIONS (0.98%)
  Berkshire Hathaway, Inc. ...................................        5(1)              160,525
  OIL AND GAS EXTRACTION (14.08%)
  Apache Corp. ...............................................   28,000                 826,000
  Global Marine, Inc. ........................................  100,000                 875,000
  Noble Drilling Corp. .......................................   66,000                 594,000
                                                                                    -----------
                                                                                      2,295,000
  STONE, CLAY AND GLASS PRODUCTS (3.03%)
  Lafarge Corp. ..............................................   26,300                 493,125
  TRANSPORTATION -- BY AIR (2.78%)
  Petroleum Helicopters, Inc. (Voting)........................    4,250                  60,562
  Petroleum Helicopters, Inc. (Non-Voting)....................   27,500                 391,875
                                                                                    -----------
                                                                                        452,437

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
GROWTH COMMON STOCK PORTFOLIO

                                                                SHARES
                                                                 HELD             VALUE
                                                                -------        -----------
  WHOLESALE TRADE -- NONDURABLE GOODS (3.30%)
  Howell Corp. ...............................................   26,500    $            380,938
  Super Valu Stores, Inc. ....................................    5,000                 157,500
                                                                                    -----------
                                                                                        538,438
                                                                                    -----------
Total Common Stocks...........................................                        9,440,368
PREFERRED STOCKS (20.55%)
  DEPOSITORY INSTITUTIONS (8.24%)
  Community First Bankshares, Inc. ...........................   21,800                 790,250
  Conservative Savings Corp., Convertible.....................   12,926                 420,095
  Sterling Financial Corp. ...................................    4,500                 131,625
                                                                                    -----------
                                                                                      1,341,970
  GAS PRODUCTION AND DISTRIBUTION (1.07%)
  Western Gas Resources, Inc., Convertible....................    5,000                 175,000
  OIL AND GAS EXTRACTION (5.98%)
  Chieftain International, Inc., Convertible..................   15,000                 378,750
  Noble Drilling Corp., Convertible...........................    9,000                 231,750
  Reading & Bates Corp., Convertible..........................    8,070                 363,150
                                                                                    -----------
                                                                                        973,650
  WATER TRANSPORTATION (4.38%)
  Sea Containers, Ltd., Convertible...........................   16,320                 714,000
  WHOLESALE TRADE -- NONDURABLE GOODS (0.88%)
  Howell Corp. ...............................................    3,000                 144,000
                                                                                    -----------
Total Preferred Stocks........................................                        3,348,620

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
GROWTH COMMON STOCK PORTFOLIO

                                                                   PRINCIPAL
                                                                     AMOUNT       VALUE
                                                                   ----------  -----------
CORPORATE BONDS (1.22%)
  HOLDING AND OTHER INVESTMENT OFFICES (1.22%)
  Centennial Bancorp, 7.00%, due 5/01/04.........................  $  175,000  $   198,296
SHORT-TERM INVESTMENTS (18.98%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Farm Credit Bank, due 1/11/96..........................   1,100,000    1,097,976
  Federal Home Loan Mortgage Corp., due 2/01/96..................     400,000      398,021
  Federal National Mortgage Assn., due 1/08/96...................     600,000      599,149
  Federal National Mortgage Assn., due 1/16/96...................   1,000,000      997,327
                                                                               -----------
Total Short-Term Investments.....................................                3,092,473
                                                                               -----------
Total Investments (98.68%).......................................               16,079,757

OTHER ASSETS LESS LIABILITIES (1.32%)
  Cash, receivables and prepaid expense, less liabilities........                  215,474
                                                                               -----------
Total Net Assets (100.00%).......................................              $16,295,231
                                                                               -----------
                                                                               -----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
DECEMBER 31, 1995

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------

CORPORATE BONDS (83.08%)
  APPAREL AND ACCESSORY STORES (3.30%)
  TJX Companies, Inc., 9.50%, due 5/01/16..........................   $ 100,000   $  105,864
  COMMUNICATIONS (7.96%)
  New York Telephone Co., 7.75%, due 12/15/06......................     150,000      153,270
  Pacific Telephone & Telegraph Co., 7.25%, due 2/01/08............     100,000      101,971
                                                                                  ----------
                                                                                     255,241
  DEPOSITORY INSTITUTIONS (24.06%)
  Midland America Capital Corp., 12.75%, due 11/15/03..............     155,000      183,018
  Morgan, J. P. & Co., 7.25%, due 10/01/10.........................     150,000      155,932
  National Westminster Bancorp, Inc., 9.45%, due 5/01/01...........     100,000      115,678
  Norwest Corp., 9.25%, due 5/01/97................................     100,000      104,796
  Third National Bank, 7.50%, due 11/15/02.........................     111,000      112,041
  UnionBancorp, Inc., (Defeased), 8.50%, due 4/01/96...............     100,000      100,380
                                                                                  ----------
                                                                                     771,845
  ELECTRIC, GAS AND SANITARY SERVICES (16.25%)
  MDU Resources Group, Inc., 9.125%, due 10/01/16..................     100,000      107,159
  National Rural Utilities Cooperative Finance Corp., 9.00%, due
   3/15/16.........................................................     154,000      158,537
  Texas Eastern Transmission, 10.00%, due 10/01/11.................     100,000      105,644
  Western Penn Power, 7.875%, due 12/01/04.........................     140,000      150,107
                                                                                  ----------
                                                                                     521,447
  HOLDING AND OTHER INVESTMENT OFFICES (3.39%)
  Federal Realty Investment Trust, 8.875%, due 1/15/00.............     100,000      108,726
  INSURANCE (7.42%)
  Old Republic International, 10.00%, due 2/01/18..................     100,000      106,628
  Torchmark Corp., 8.625%, due 3/01/17.............................     125,000      131,412
                                                                                  ----------
                                                                                     238,040
  NONDEPOSITORY INSTITUTIONS (3.26%)
  Dillard Investment Co., 9.25%, due 5/01/97.......................     100,000      104,587
  PRINTING AND PUBLISHING (3.22%)
  Valassis Communications, Inc., 9.55%, due 12/01/03...............     100,000      103,190
  RAILROAD TRANSPORTATION (4.91%)
  Union Pacific Corp., 8.50%, due 1/15/17..........................     150,000      157,635
  SECURITY AND COMMODITY BROKERS (3.34%)
  Lehman Brothers Holding, Inc., 8.875%, due 11/01/98..............     100,000      107,225

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH GRADE BOND PORTFOLIO

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
  TRANSPORTATION EQUIPMENT (5.97%)
  Ford Motor Credit Co., 9.50%, due 9/15/11........................   $ 150,000   $  191,577
                                                                                  ----------
Total Corporate Bonds..............................................                2,665,377
MORTGAGE-BACKED SECURITIES (10.62%)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.24%)
  Pool # 50276, 9.50%, due 2/01/20.................................      67,422       71,867
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (5.40%)
  Pool # 276337, 10.00%, due 8/15/19...............................     157,421      173,259
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.98%)
  Pool # 236070, 10.00%, due 10/15/12..............................      88,997       95,726
                                                                                  ----------
Total Mortgage-Backed Securities...................................                  340,852
SHORT-TERM INVESTMENT (4.67%)
  COMMERCIAL PAPER
  General Electric Capital Corp., 5.79%, due 1/11/96...............     150,000      150,000
                                                                                  ----------
Total Investments (98.37%).........................................                3,156,229
OTHER ASSETS LESS LIABILITIES (1.63%)
  Cash, receivables and prepaid expense, less liabilities..........                   52,167
                                                                                  ----------
Total Net Assets (100.00%).........................................               $3,208,396
                                                                                  ----------
                                                                                  ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
DECEMBER 31, 1995

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------

CORPORATE BONDS (86.44%)
  APPAREL AND ACCESSORY STORES (5.14%)
  Genesco, Inc., 10.375%, due 2/01/03..............................   $ 100,000   $   88,500
  TJX Companies, Inc., 9.50%, due 5/01/16..........................     150,000      158,796
                                                                                  ----------
                                                                                     247,296
  APPAREL AND OTHER TEXTILE PRODUCTS (6.74%)
  Dan River, Inc., 10.125%, due 12/15/03...........................     200,000      185,500
  Fieldcrest Cannon, Inc., 11.25%, due 6/15/04.....................     150,000      138,750
                                                                                  ----------
                                                                                     324,250
  AUTO REPAIR, SERVICES AND PARKING (1.53%)
  Envirotest Systems Corp., 9.625%, due 4/01/03....................     100,000       73,500
  BUSINESS SERVICES (2.85%)
  Borg-Warner Corp., 9.125%, due 5/01/03...........................     150,000      137,250
  CHEMICALS AND ALLIED PRODUCTS (2.39%)
  Huntsman Corp., 11.00%, due 4/15/04..............................     100,000      115,125
  COMMUNICATIONS (4.45%)
  Panamsat, L.P., 9.75%, due 8/01/00...............................     200,000      214,000
  ELECTRIC, GAS AND SANITARY SERVICES (8.47%)
  Montana Power Co., 7.50%, due 1/01/98............................     100,000      100,596
  Public Service Company of New Mexico, 5.875%, due 5/01/97........     150,000      148,362
  Texas Eastern Transmission Corp., 10.00%, due 10/01/11...........     150,000      158,466
                                                                                  ----------
                                                                                     407,424
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (4.76%)
  Amphenol Corp., 12.75%, due 12/15/02.............................     200,000      229,000
  FOOD STORES (7.04%)
  P&C Food Markets, Inc., 11.50%, due 10/15/01.....................     150,000      146,625
  Penn Traffic Co., 10.25%, due 2/15/02............................     200,000      192,000
                                                                                  ----------
                                                                                     338,625
  GENERAL MERCHANDISE STORES (4.56%)
  Federated Department Stores, Inc., 10.00%, due 2/15/01...........     200,000      219,500
  INSURANCE CARRIERS (4.37%)
  Torchmark Corp., 8.625%, due 3/01/17.............................     200,000      210,260
  LUMBER AND WOOD PRODUCTS (7.24%)
  Georgia-Pacific Corp., 9.25%, due 3/15/16........................     150,000      158,283
  Pacific Lumber Co., 10.50%, due 3/01/03..........................     200,000      189,750
                                                                                  ----------
                                                                                     348,033

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
HIGH YIELD BOND PORTFOLIO

                                                                      PRINCIPAL
                                                                       AMOUNT       VALUE
                                                                     -----------  ----------
  MISCELLANEOUS RETAIL (4.54%)
  Eckerd Corp., 9.25%, due 2/15/04.................................   $ 205,000   $  218,325
  PAPER AND ALLIED PRODUCTS (4.06%)
  Container Corp. of America, 9.75%, due 4/01/03...................     200,000      195,500
  PETROLEUM AND COAL PRODUCTS (2.76%)
  Clark Oil & Refining Corp., 10.50%, due 12/01/01.................     125,000      132,500
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (3.78%)
  Plastic Specialties & Technologies, Inc., 11.25%, due 12/01/03...     200,000      182,000
  STONE, CLAY AND GLASS PRODUCTS (6.87%)
  Owens-Illinois, Inc., 11.00%, due 12/01/03.......................     150,000      170,250
  USG Corp., 9.25%, due 9/15/01....................................     150,000      160,125
                                                                                  ----------
                                                                                     330,375
  TEXTILE MILL PRODUCTS (0.94%)
  Bibb Co. (The), 14.00%, due 10/01/99.............................     125,000       45,000
  WATER TRANSPORTATION (3.95%)
  Moran Transportation Co., 11.75%, due 7/15/04....................     200,000      190,000
                                                                                  ----------
Total Corporate Bonds..............................................                4,157,963
SHORT-TERM INVESTMENTS (13.51%)
  COMMERCIAL PAPER (9.36%)
  American General Finance Corp., 5.98%, due 1/25/96...............     240,000      240,000
  Ford Motor Credit Corp., 5.99%, due 1/18/96......................     210,000      210,000
                                                                                  ----------
                                                                                     450,000
  UNITED STATES GOVERNMENT AGENCY (4.15%)
  Federal National Mortgage Assn., due 1/12/96.....................     200,000      199,591
                                                                                  ----------
Total Short-Term Investments.......................................                  649,591
                                                                                  ----------
Total Investments (99.95%).........................................                4,807,554
OTHER ASSETS LESS LIABILITIES (0.05%)
  Cash, receivables and prepaid expense, less liabilities..........                    2,539
                                                                                  ----------
Total Net Assets (100.00%).........................................               $4,810,093
                                                                                  ----------
                                                                                  ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
DECEMBER 31, 1995

                                                                      SHARES
                                                                       HELD        VALUE
                                                                    -----------  ----------
COMMON STOCKS (20.69%)
  ELECTRIC, GAS AND SANITARY SERVICES (6.56%)
  Montana Power Co................................................      28,000   $  633,500
  Peoples Energy Corp.............................................      10,000      317,500
                                                                                 ----------
                                                                                    951,000
  HOLDING AND OTHER INVESTMENT OFFICES (5.30%)
  General Growth Properties, Inc. ................................      37,000      767,750
  INSURANCE CARRIERS (4.53%)
  EMC Insurance Group, Inc........................................      47,700      655,875
  METAL MINING (0.95%)
  Echo Bay Mines, Ltd. ...........................................      13,187      136,815
  MISCELLANEOUS RETAIL (3.35%)
  Ferrellgas Partners, L.P. ......................................      21,000      485,625
                                                                                 ----------
Total Common Stocks...............................................                2,997,065
PREFERRED STOCKS (36.08%)
  DEPOSITORY INSTITUTIONS (10.35%)
  Community First Bankshares, Inc., Convertible...................      20,000      725,000
  Conservative Savings Corp., Convertible.........................      18,000      585,000
  Sterling Financial Corp. .......................................       6,450      188,663
                                                                                 ----------
                                                                                  1,498,663
  ELECTRIC GAS & SANITARY SERVICES (1.43%)
  Empire District Electric Co. ...................................      20,000      207,500
  GAS PRODUCTION AND DISTRIBUTION (2.90%)
  Western Gas Resources, Inc., Convertible........................      12,000      420,000
  OIL AND GAS EXTRACTION (14.14%)
  Chieftain International, Inc., Convertible......................      11,000      277,750
  ICO, Inc........................................................      20,000      420,000
  Noble Drilling Corp., Convertible...............................      25,000      643,750
  Reading & Bates Corp., Convertible..............................      15,700      706,500
                                                                                 ----------
                                                                                  2,048,000
  WATER TRANSPORTATION (3.62%)
  Sea Containers, Ltd., Convertible...............................      12,000      525,000
  WHOLESALE TRADE -- NON-DURABLE GOODS (3.64%)
  Howell Corp. ...................................................      11,000      528,000
                                                                                 ----------
Total Preferred Stocks............................................                5,227,163

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                    PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                   -----------  -----------
CORPORATE BONDS (8.52%)
  DEPOSITORY INSTITUTIONS (2.87%)
  Columbia Banking System, Inc., Convertible Sub. Deb., 7.85%,
   due 6/30/02...................................................   $ 130,000   $   141,050
  Midland America Capital Corp., 12.75%, due 11/15/03............     110,000       129,884
  National Westminster Bancorp, Inc., 9.45%, due 5/01/01.........     125,000       144,597
                                                                                -----------
                                                                                    415,531
  ELECTRIC, GAS AND SANITARY SERVICES (0.69%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%, due
   1/01/12.......................................................      93,000       100,453
  HOLDING AND OTHER INVESTMENT OFFICES (3.31%)
  Centennial Bancorp, 7.00%, due 5/01/04.........................     423,000       479,310
  INSURANCE CARRIERS (1.09%)
  Torchmark Corp., 8.625%, due 3/01/17...........................     150,000       157,695
  PETROLEUM AND COAL PRODUCTS (0.56%)
  Pennzoil Co., 9.00%, due 4/01/17...............................      77,000        81,474
                                                                                -----------
Total Corporate Bonds............................................                 1,234,463

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MANAGED PORTFOLIO

                                                                    PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                   -----------  -----------
SHORT-TERM INVESTMENTS (34.26%)
  COMMERCIAL PAPER (9.15%)
  Ford Motor Credit Corp., 5.59%, due 1/12/96....................   $ 700,000   $   700,000
  General Electric Capital Corp., 5.54%, due 2/15/96.............     625,000       625,000
                                                                                -----------
                                                                                  1,325,000
  UNITED STATES GOVERNMENT AGENCIES (25.11%)
  Federal Farm Credit Bank, due 1/25/96..........................     900,000       896,452
  Federal Farm Credit Bank, due 2/09/96..........................     500,000       496,837
  Federal Home Loan Bank, due 1/16/96............................     600,000       598,399
  Federal Home Loan Bank, due 2/05/96............................     100,000        99,428
  Federal Home Loan Mortgage Assn., due 1/04/96..................     800,000       799,378
  Federal National Mortgage Assn., due 1/12/96...................     400,000       399,181
  Federal National Mortgage Assn., due 1/18/96...................     350,000       348,958
                                                                                -----------
                                                                                  3,638,633
                                                                                -----------
Total Short-Term Investments.....................................                 4,963,633
                                                                                -----------
Total Investments (99.55%).......................................                14,422,324
OTHER ASSETS LESS LIABILITIES (0.45%)
  Receivables and prepaid expense, less liabilities..............                    64,993
                                                                                -----------
Total Net Assets (100.00%).......................................               $14,487,317
                                                                                -----------
                                                                                -----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
DECEMBER 31, 1995

                                                         ANNUALIZED
                                                          YIELD ON
                                                          PURCHASE      PRINCIPAL
                                                            DATE         AMOUNT       VALUE
                                                        -------------  -----------  ----------
SHORT-TERM INVESTMENTS (97.87%)
  COMMERCIAL PAPER (18.84%)
    NONDEPOSITORY INSTITUTIONS
    Ford Motor Credit Corp., due 1/24/96..............       5.800%     $ 155,000   $  155,000
    IBM Credit Corp., due 1/25/96.....................       5.819        150,000      150,000
    John Deere Capital Corp., due 3/12/96.............       5.471        140,000      140,000
    Norwest Financial, Inc., due 1/04/96..............       5.820        150,000      150,000
                                                                                    ----------
  Total Commercial Paper..............................                                 595,000
  UNITED STATES GOVERNMENT AGENCIES (79.03%)
    Federal Farm Credit Bank, due 2/02/96.............       5.511        500,000      497,447
    Federal Farm Credit Bank, due 3/04/96.............       5.479        250,000      247,584
    Federal Home Loan Bank, due 2/16/96...............       5.655        300,000      297,785
    Federal Home Loan Bank, due 2/29/96...............       5.673        260,000      257,558
    Federal Home Loan Mortgage Corp., due 1/19/96.....       5.756        300,000      299,057
    Federal Home Loan Mortgage Corp., due 1/22/96.....       5.531        400,000      398,611
    Federal National Mortgage Assn., due 1/12/96......       5.761        300,000      299,386
    Federal National Mortgage Assn., due 2/09/96......       5.673        200,000      198,733
                                                                                    ----------
  Total United States Government Agencies.............                               2,496,161
                                                                                    ----------
Total Short-Term Investments (97.87%).................                               3,091,161
OTHER ASSETS LESS LIABILITIES (2.13%)
  Cash, receivables and prepaid expense, less
   liabilities........................................                                  67,412
                                                                                    ----------
Total Net Assets (100.00%)............................                              $3,158,573
                                                                                    ----------
                                                                                    ----------

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
DECEMBER 31, 1995

                                                              SHARES
                                                               HELD             VALUE
                                                              -------        -----------
COMMON STOCKS (90.97%)
  CHEMICALS AND ALLIED PRODUCTS (17.39%)
  Bristol-Myers Squibb Co. .................................    1,543    $            132,505
  DuPont (EI) de Nemours & Co. .............................    1,863                 130,177
  Eastman Chemical Co. .....................................    1,471                  92,121
  Johnson & Johnson.........................................    1,989                 170,308
  Merck & Co., Inc..........................................    2,710                 178,183
  Praxair, Inc. ............................................    4,863                 163,518
  Procter & Gamble Co. .....................................    1,692                 140,436
  Union Carbide Corp. ......................................    4,044                 151,650
                                                                                  -----------
                                                                                    1,158,898
  COMMUNICATIONS (6.16%)
  American Telephone & Telegraph Co. .......................    2,048                 132,608
  Bell Atlantic Corp. ......................................    1,784                 119,305
  Capital Cities/ABC, Inc. .................................    1,286                 158,660
                                                                                  -----------
                                                                                      410,573
  DEPOSITORY INSTITUTIONS (1.94%)
  Morgan JP & Co., Inc. ....................................    1,610                 129,203
  EATING AND DRINKING PLACES (2.65%)
  McDonald's Corp. .........................................    3,913                 176,574
  ELECTRONIC & OTHER ELECTRIC EQUIPMENT (2.37%)
  General Electric Co. .....................................    2,192                 157,824
  FOOD AND KINDRED PRODUCTS (7.28%)
  Coca-Cola Co. (The).......................................    2,465                 183,026
  PepsiCo, Inc. ............................................    2,780                 155,333
  Philip Morris Companies, Inc. ............................    1,621                 146,700
                                                                                  -----------
                                                                                      485,059
  GENERAL MERCHANDISE STORES (4.16%)
  Sears, Roebuck & Co. .....................................    2,556                  99,684
  Wal-Mart Stores, Inc. ....................................    4,724                 105,700
  Woolworth (F.W.) Co., Ltd. ...............................    5,541                  72,033
                                                                                  -----------
                                                                                      277,417
  INDUSTRIAL MACHINERY AND EQUIPMENT (3.72%)
  Caterpillar, Inc. ........................................    2,424                 142,410
  International Business Machines Corp. ....................    1,150                 105,513
                                                                                  -----------
                                                                                      247,923

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                              SHARES
                                                               HELD             VALUE
                                                              -------        -----------
  INSTRUMENTS AND RELATED PRODUCTS (1.97%)
  Eastman Kodak Co. ........................................    1,963    $            131,521
  INSURANCE CARRIERS (4.18%)
  Allstate Corp. ...........................................    2,404                  98,864
  American International Group, Inc. .......................    1,944                 179,820
                                                                                  -----------
                                                                                      278,684
  MOTION PICTURES (2.11%)
  Disney (Walt) Co. ........................................    2,388                 140,892
  NONDEPOSITORY INSTITUTIONS (1.45%)
  Dean Witter, Discover & Co. ..............................    2,047                  96,209
  PAPER AND ALLIED PRODUCTS (3.56%)
  International Paper Co. ..................................    2,938                 111,277
  Minnesota Mining & Manufacturing Co. .....................    1,902                 126,008
                                                                                  -----------
                                                                                      237,285
  PETROLEUM AND COAL PRODUCTS (10.40%)
  Amoco Corp. ..............................................    1,577                 113,347
  Chevron Corp. ............................................    2,208                 115,920
  Exxon Corp. ..............................................    1,547                 123,953
  Mobil Corp. ..............................................    1,194                 133,728
  Texaco, Inc. .............................................    1,477                 115,944
  USX Corp. - Marathon Group................................    4,626                  90,207
                                                                                  -----------
                                                                                      693,099
  PRIMARY METAL INDUSTRIES (3.28%)
  Aluminum Company of America...............................    2,420                 127,958
  Bethlehem Steel Corp. ....................................    6,463(1)               90,482
                                                                                  -----------
                                                                                      218,440
  RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (3.31%)
  Goodyear Tire & Rubber Co. ...............................    4,864                 220,704
  SECURITY AND COMMODITY BROKERS (3.20%)
  American Express Co. .....................................    3,334                 137,944
  Lehman Brothers Holding, Inc. ............................    3,541                  75,246
                                                                                  -----------
                                                                                      213,190

FBL VARIABLE INSURANCE SERIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
BLUE CHIP PORTFOLIO

                                                              SHARES
                                                               HELD             VALUE
                                                              -------        -----------
  TRANSPORTATION EQUIPMENT (10.37%)
  Allied-Signal, Inc. ......................................    3,535    $            167,913
  Boeing Co. (The)..........................................    1,890                 148,129
  Ford Motor Co. ...........................................    3,987                 115,623
  General Motors Corp. .....................................    2,183                 115,426
  United Technologies Corp. ................................    1,521                 144,305
                                                                                  -----------
                                                                                      691,396
  WHOLESALE TRADE -- DURABLE GOODS (1.47%)
  Westinghouse Electric Corp. ..............................    5,938                  97,977
                                                                                  -----------
Total Common Stocks.........................................                        6,062,868

                                                              PRINCIPAL
                                                              AMOUNT
                                                              -------
SHORT-TERM INVESTMENTS (8.20%)
  UNITED STATES GOVERNMENT AGENCIES
  Federal Home Loan Mortgage Corp., due 2/05/96.............  $150,000                149,142
  Federal National Mortgage Assn., due 2/13/96..............  400,000                 397,294
                                                                                  -----------
Total Short-Term Investments................................                          546,436
                                                                                  -----------
Total Investments (99.17%)..................................                        6,609,304
OTHER ASSETS LESS LIABILITIES (0.83%)
  Cash, receivables and prepaid expense, less liabilities...                           55,500
                                                                                  -----------
Total Net Assets (100.00%)..................................             $          6,664,804
                                                                                  -----------
                                                                                  -----------

(1) Non-income producing security.

SEE ACCOMPANYING NOTES.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES
    FBL Variable Insurance Series Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Growth Common Stock, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios). Shares of the Fund are sold only to certain life insurance companies' separate accounts to fund the benefits under variable insurance contracts issued by such life insurance companies, including Farm Bureau Life Insurance Company (see NOTE
3).

    All portfolios, other than the Money Market Portfolio, value their common stocks, preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The value of the underlying securities serving to collateralize repurchase agreements is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the applicable portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. If a seller of a repurchase agreement were to default, the affected portfolio might experience losses in enforcing its rights. To minimize this risk, the investment adviser (under the supervision of the Board of Trustees) will monitor the creditworthiness of the seller of the repurchase agreement and must find such creditworthiness satisfactory before a portfolio may enter into the repurchase agreement.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividend income is recorded on the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the record date.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. FEDERAL INCOME TAXES
    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

    At December 31, 1995, the High Grade Bond Portfolio had net capital loss carryforwards of approximately $31,000, which will expire from 1996 through 2003. During the year ended December 31, 1995, the High Grade Bond Portfolio had net capital loss carryforwards of $8,355 that expired. As a result, $8,355 was reclassified from accumulated undistributed net realized gain (loss) from investment transactions to paid-in capital.

3. MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES
    The Fund has entered into agreements with FBL Investment Advisory Services, Inc. ("FBL Investment") relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to FBL Investment are as follows: (1) annual investment advisory and management fees, which are based on each portfolio's daily net assets as follows: Growth Common Stock Portfolio - 0.50%; High Grade Bond Portfolio - 0.30%; High Yield Bond Portfolio - 0.50%; Managed Portfolio - 0.55%; Money Market Portfolio - 0.30%; and Blue Chip Portfolio - 0.20%; and (2) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000.

    The Fund has entered into an agreement with FBL Investment whereby FBL Investment also serves as the principal underwriter and distributor of the Fund's shares and as the Fund's shareholder service, transfer and dividend disbursing agent. There are no additional fees associated with these services.

    FBL Investment has agreed to reimburse the portfolios annually for total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fee paid by the portfolio for such period. During the year ended December 31, 1995, FBL Investment further agreed to reimburse any portfolio, to the extent that annual operating expenses, including the investment advisory fee, exceed 0.55%.

    Certain officers and trustees of the Fund are also officers of FBL Investment and its indirect parent, Farm Bureau Life Insurance Company. At December 31, 1995, all of the shares of each portfolio are owned by Farm Bureau Life Insurance Company, Farm Bureau Life Variable Account and Farm Bureau Life Annuity Account.

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CAPITAL SHARE TRANSACTIONS
    The Fund has an unlimited number of shares of beneficial interest authorized with no par value. Net assets as of December 31, 1995 consisted of:

                                                                                PORTFOLIO
                                                 ------------------------------------------------------------------------
                                                   GROWTH                    HIGH
                                                   COMMON     HIGH GRADE    YIELD                    MONEY        BLUE
                                                    STOCK        BOND        BOND       MANAGED      MARKET       CHIP
                                                 -----------  ----------  ----------  -----------  ----------  ----------
Paid-in capital................................  $14,674,257  $3,083,647  $4,829,597  $13,314,457  $3,158,573  $4,834,107
Accumulated undistributed net investment
 income........................................        2,962                                3,413                     741
Accumulated undistributed net realized gain
 (loss) from investment transactions...........      383,515     (30,839)      6,817      267,505                      (8)
Net unrealized appreciation (depreciation) of
 investments...................................    1,234,497     155,588     (26,321)     901,942               1,829,964
                                                 -----------  ----------  ----------  -----------  ----------  ----------
Net Assets.....................................  $16,295,231  $3,208,396  $4,810,093  $14,487,317  $3,158,573  $6,664,804
                                                 -----------  ----------  ----------  -----------  ----------  ----------
                                                 -----------  ----------  ----------  -----------  ----------  ----------

    Transactions in shares of beneficial interest for each portfolio were as follows:

                                                         SHARES ISSUED IN
                                                         REINVESTMENT OF
                                                          DIVIDENDS AND
                                    SHARES SOLD           DISTRIBUTIONS          SHARES REDEEMED         NET INCREASE
                               ---------------------  ----------------------  ---------------------  ---------------------
PORTFOLIO                       SHARES      AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT     SHARES      AMOUNT
-----------------------------  ---------  ----------  -----------  ---------  ---------  ----------  ---------  ----------
Year ended December 31, 1995:

Growth Common Stock..........    281,715  $3,253,282      78,153   $ 960,501     56,399  $  648,111    303,469  $3,565,672
High Grade Bond..............     67,261     661,381      16,525     162,663     22,105     217,348     61,681     606,696
High Yield Bond..............    151,202   1,473,718      33,048     321,812    135,449   1,330,400     48,801     465,130
Managed......................    249,343   2,771,019      76,919     897,643     71,102     781,374    255,160   2,887,288
Money Market.................  4,079,456   4,079,456      22,654      22,654  3,601,351   3,601,351    500,759     500,759
Blue Chip....................    126,819   2,376,704       4,762      98,331     15,781     294,156    115,800   2,180,879

Year ended December 31, 1994:
Growth Common Stock..........    711,870  $7,979,985      57,563   $ 598,077    159,782  $1,808,371    609,651  $6,769,691
High Grade Bond..............    119,560   1,179,789      10,697     103,559    100,157     977,814     30,100     305,534
High Yield Bond..............    177,347   1,758,710      17,703     170,840    181,544   1,809,058     13,506     120,492
Managed......................    660,426   7,285,225      76,787     764,030    191,953   2,114,173    545,260   5,935,082
Money Market.................  7,474,248   7,474,248      15,994      15,994  7,132,082   7,132,082    358,160     358,160
Blue Chip....................    116,204   1,835,336       3,395      53,782     18,937     301,920    100,662   1,587,198

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT TRANSACTIONS
    For the period ended December 31, 1995, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                           PURCHASES     SALES
-------------------------------------------------  -----------  ----------
Growth Common Stock..............................   $9,880,437  $9,563,949
High Grade Bond..................................   1,103,737      366,867
High Yield Bond..................................   1,567,644    1,275,180
Managed..........................................   4,641,135    5,886,708
Blue Chip........................................   1,910,900       23,429

    At   December  31,  1995,  net  unrealized  appreciation  (depreciation)  of investments by portfolio was composed of the following:

                                                                              NET UNREALIZED
                                                      GROSS UNREALIZED         APPRECIATION
                                                ----------------------------  (DEPRECIATION)
PORTFOLIO                                       APPRECIATION   DEPRECIATION   OF INVESTMENTS
----------------------------------------------  -------------  -------------  ---------------
Growth Common Stock...........................   $ 1,436,242    $  (201,745)    $ 1,234,497
High Grade Bond...............................       157,699         (2,111)        155,588
High Yield Bond...............................       164,977       (191,298)        (26,321)
Managed.......................................     1,024,149       (122,207)        901,942
Blue Chip.....................................     1,861,858        (31,894)      1,829,964

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and are payable on the last business day of the month as follows:

                                                              HIGH GRADE   HIGH YIELD      MONEY
PAYABLE DATE                                                     BOND         BOND        MARKET
------------------------------------------------------------  -----------  -----------  -----------
January 31, 1995............................................   $   .0629    $   .0763    $   .0046
February 28, 1995...........................................       .0633        .0775        .0040
March 31, 1995..............................................       .0636        .0774        .0047
April 28, 1995..............................................       .0591        .0673        .0042
May 31, 1995................................................       .0692        .0767        .0047
June 30, 1995...............................................       .0651        .0716        .0045
July 31, 1995...............................................       .0644        .0709        .0045
August 31, 1995.............................................       .0639        .0700        .0044
September 29, 1995..........................................       .0616        .0661        .0041
October 31, 1995............................................       .0657        .0739        .0045
November 30, 1995...........................................       .0638        .0717        .0043
December 29, 1995...........................................       .0631        .0692        .0045
                                                              -----------  -----------  -----------
Total dividends per share...................................   $   .7657    $   .8686    $   .0530
                                                              -----------  -----------  -----------
                                                              -----------  -----------  -----------

FBL VARIABLE INSURANCE SERIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the year ended December 31, 1995, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                                                             PERCENT
                                                                            DIVIDEND     QUALIFYING FOR
                                        DECLARATION   RECORD     PAYABLE   AMOUNT PER     DEDUCTION BY
PORTFOLIO                                  DATE        DATE       DATE        SHARE       CORPORATIONS
--------------------------------------  -----------  ---------  ---------  -----------  -----------------
Growth Common Stock...................    12/21/95    12/28/95   12/28/95   $  0.5026              60%
Managed...............................    12/21/95    12/28/95   12/28/95      0.5913              60
Blue Chip.............................    12/21/95    12/28/95   12/28/95      0.3100              80

CAPITAL GAINS DISTRIBUTIONS:

                                                                            DIVIDEND
                                        DECLARATION   RECORD     PAYABLE   AMOUNT PER
PORTFOLIO                                  DATE        DATE       DATE        SHARE
--------------------------------------  -----------  ---------  ---------  -----------
Growth Common Stock...................    12/21/95    12/28/95   12/28/95   $  0.2644
High Yield Bond.......................    12/21/95    12/28/95   12/28/95      0.1252
Managed...............................    12/21/95    12/28/95   12/28/95      0.1772

    The capital gains distributions related to the Growth Common Stock, High Yield Bond and Managed Portfolios include net short-term realized gains of $306,684 ($0.2449 per share), $55,202 ($0.1125 per share) and $179,529 ($0.1537 per share), respectively, that are taxable to shareholders as ordinary income dividends.

                 (This page has been left blank intentionally.)

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS

                                                                                                  GROWTH
                                                                                               COMMON STOCK
                                                                                                PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                                           1995        1994        1993        1992        1991
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year....................................  $   10.39   $   11.52   $   10.05   $    9.55   $    8.65
  Income from Investment Operations
    Net investment income.............................................       0.55        0.48        0.63        0.46        0.51
    Net gains or losses on securities (both realized and unrealized)..       2.13       (0.99)       2.10        0.54        0.75
                                                                        ----------  ----------  ----------  ----------  ----------
  Total from investment operations....................................       2.68       (0.51)       2.73        1.00        1.26
                                                                        ----------  ----------  ----------  ----------  ----------
  Less Distributions
    Dividends (from net investment income)............................      (0.50)      (0.36)      (0.57)      (0.50)      (0.36)
    Distributions (from capital gains)................................      (0.26)      (0.11)      (0.69)
    Distributions in excess of net realized gains.....................                  (0.15)
                                                                        ----------  ----------  ----------  ----------  ----------
  Total distributions.................................................      (0.76)      (0.62)      (1.26)      (0.50)      (0.36)
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..........................................  $   12.31   $   10.39   $   11.52   $   10.05   $    9.55
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Total Return:
  Total investment return based on net asset value (1)................      25.87%      -4.43%      27.20%      10.46%      14.53%
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).............................  $  16,295   $  10,603   $   4,730   $   3,017   $   3,663
  Ratio of net expenses to average net assets.........................       0.55%       0.55%       0.55%       0.55%       0.58%
  Ratio of net income to average net assets...........................       4.78%       4.35%       5.41%       4.54%       5.23%
  Portfolio turnover rate.............................................         98%         78%         81%         88%        117%

Information assuming no voluntary reimbursement or
 waiver by FBL Investment of excess operating expenses
 (see NOTE 3):
  Per share net investment income.....................................  $    0.53   $    0.46   $    0.59   $    0.41   $    0.46
  Ratio of expenses to average net assets.............................       0.72%       0.77%       0.89%       1.09%       1.07%
  Amount reimbursed...................................................  $  22,306   $  16,706   $  13,353   $  17,373   $  12,733

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the year.
(1) Total investment return is calculated assuming an intial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year, and redemption on the last day of the year.

                           HIGH                                                        HIGH
                        GRADE BOND                                                  YIELD BOND
                                                                                    PORTFOLIO
                 YEAR ENDED DECEMBER 31,                    ----------------------------------------------------------
                        PORTFOLIO
----------------------------------------------------------                   YEAR ENDED DECEMBER 31,
----------------------------------------------------------  ----------------------------------------------------------
   1995        1994        1993        1992        1991        1995        1994        1993        1992        1991
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    9.44   $   10.23   $   10.14   $   10.15   $    9.52   $    9.32   $   10.44   $    9.92   $    9.65   $    8.47
     0.77        0.76        0.77        0.83        0.86        0.87        0.91        0.95        0.98        1.04
     0.54       (0.79)       0.09       (0.01)       0.63        0.49       (1.01)       0.58        0.27        1.18
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     1.31       (0.03)       0.86        0.82        1.49        1.36       (0.10)       1.53        1.25        2.22
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.77)      (0.76)      (0.77)      (0.83)      (0.86)      (0.87)      (0.91)      (0.95)      (0.98)      (1.04)
                                                                (0.12)      (0.11)      (0.06)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.77)      (0.76)      (0.77)      (0.83)      (0.86)      (0.99)      (1.02)      (1.01)      (0.98)      (1.04)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    9.98   $    9.44   $   10.23   $   10.14   $   10.15   $    9.69   $    9.32   $   10.44   $    9.92   $    9.65
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    14.26%      -0.26%       8.74%       8.40%      16.42%      15.15%      -1.01%      15.05%      13.39%      27.49%
$   3,208   $   2,452   $   2,349   $   3,704   $   3,659   $   4,810   $   4,172   $   4,536   $   4,015   $   3,965
     0.55%       0.55%       0.55%       0.55%       0.43%       0.55%       0.55%       0.55%       0.55%       0.43%
     7.81%       7.76%       7.58%       8.19%       8.82%       8.96%       9.17%       9.25%       9.88%      11.32%
       14%         15%         38%         16%         38%         32%         10%         58%         35%         76%
$    0.74   $    0.73   $    0.76   $    0.80   $    0.83   $    0.84   $    0.88   $    0.92   $    0.88   $    0.99
     0.84%       0.80%       0.72%       0.79%       0.73%       0.88%       0.84%       0.85%       0.99%       0.93%
$   8,255   $   6,207   $   5,343   $   9,004   $  10,458   $  15,105   $  12,667   $  12,872   $  17,310   $  18,111

FBL VARIABLE INSURANCE SERIES FUND
FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                                 MANAGED
                                                                                                PORTFOLIO
                                                                        ----------------------------------------------------------
                                                                                         YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                                           1995        1994        1993        1992        1991
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, beginning of year....................................  $    9.93   $   11.33   $   10.06   $    9.27   $    8.99
  Income from Investment Operations
    Net investment income.............................................       0.65        0.66        0.72        0.69        0.75
    Net gains or losses on securities (both realized and unrealized)..       1.90       (1.22)       1.57        0.77        0.39
                                                                        ----------  ----------  ----------  ----------  ----------
  Total from investment operations....................................       2.55       (0.56)       2.29        1.46        1.14
                                                                        ----------  ----------  ----------  ----------  ----------
  Less Distributions
    Dividends (from net investment income)............................      (0.59)      (0.54)      (0.63)      (0.67)      (0.86)
    Distributions (from capital gains)................................      (0.18)      (0.23)      (0.39)
    Distributions in excess of net realized gains.....................
                                                                                        (0.07)
                                                                        ----------  ----------  ----------  ----------  ----------
  Total distributions.................................................      (0.77)      (0.84)      (1.02)      (0.67)      (0.86)
                                                                        ----------  ----------  ----------  ----------  ----------
Net asset value, end of year..........................................  $   11.71   $    9.93   $   11.33   $   10.06   $    9.27
                                                                        ----------  ----------  ----------  ----------  ----------
                                                                        ----------  ----------  ----------  ----------  ----------
Total Return:
  Total investment return based on net asset value (1)................      25.69%      -4.96%      22.71%      15.72%      12.69%
Ratios/Supplemental Data:
  Net assets, end of year (000's omitted).............................  $  14,487   $   9,758   $   4,951   $   3,019   $   2,633
  Ratio of net expenses to average net assets.........................       0.55%       0.55%       0.55%       0.55%       0.47%
  Ratio of net income to average net assets...........................       5.80%       6.23%       6.23%       7.00%       7.97%
  Portfolio turnover rate.............................................         48%         59%         59%         60%         40%

Information assuming no voluntary reimbursement or waiver by FBL
 Investment of excess operating expenses (see NOTE 3):
  Per share net investment income.....................................  $    0.62   $    0.63   $    0.67   $    0.64   $    0.69
  Ratio of expenses to average net assets.............................       0.77%       0.80%       0.91%       1.13%       1.03%
  Amount reimbursed...................................................  $  26,008   $  19,147   $  15,076   $  16,480   $  17,024

                       MONEY MARKET                                                 BLUE CHIP
                                                                                    PORTFOLIO
                 YEAR ENDED DECEMBER 31,                    ----------------------------------------------------------
                        PORTFOLIO
----------------------------------------------------------                   YEAR ENDED DECEMBER 31,
----------------------------------------------------------  ----------------------------------------------------------
   1995        1994        1993        1992        1991        1995        1994        1993        1992        1991
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $   15.82   $   15.67   $   13.96   $   12.91   $   10.51
     0.05        0.04        0.03        0.03        0.05        0.39        0.34        0.29        0.29        0.31
                                                                 4.80        0.07        1.72        1.05        2.65
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     0.05        0.04        0.03        0.03        0.05        5.19        0.41        2.01        1.34        2.96
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.05)      (0.04)      (0.03)      (0.03)      (0.05)      (0.31)      (0.26)      (0.30)      (0.29)      (0.31)
                                                                                                                 (.25)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    (0.05)      (0.04)      (0.03)      (0.03)      (0.05)      (0.31)      (0.26)      (0.30)      (0.29)      (0.56)
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
$    1.00   $    1.00   $    1.00   $    1.00   $    1.00   $   20.70   $   15.82   $   15.67   $   13.96   $   12.91
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
     5.47%       3.68%       2.68%       3.28%       5.77%      32.81%       2.65%      14.36%      10.38%      28.20%
$   3,159   $   2,658   $   2,300   $   2,530   $   2,798   $   6,665   $   3,262   $   1,654   $   1,502   $   1,352
     0.55%       0.55%       0.55%       0.55%       0.48%       0.55%       0.55%       0.55%       0.55%       0.71%
     5.27%       3.63%       2.65%       3.30%       5.60%       2.07%       2.19%       1.92%       2.13%       2.57%
        0%          0%          0%          0%          0%          1%          0%          0%          0%          7%
$    0.05   $    0.04   $    0.02   $    0.03   $    0.05   $    0.38   $    0.30   $    0.24   $    0.22   $    0.29
     0.90%       0.82%       0.79%       0.93%       0.78%       0.59%       0.81%       0.89%       1.06%       0.91%
$   9,816   $   7,157   $   5,838   $  10,168   $   8,232   $   1,952   $   6,360   $   5,495   $   7,320   $   2,556

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
FBL Variable Insurance Series Fund

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FBL Variable Insurance Series Fund (comprising, respectively, the Growth Common Stock, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios) as of December 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the FBL Variable Insurance Series Fund at December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                                              [LOGO]
Des Moines, Iowa
February 2, 1996